Capital Management (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

	$		$
(Canadian $ in millions, except as noted)	April 30, 2025		October 31, 2024
CET1 Capital		$57,405		$57,054
Tier 1 Capital		65,107		64,735
Total Capital		75,981		73,911
TLAC		127,265		123,288
Risk-Weighted Assets		425,066		420,838
Leverage Exposures		1,490,551		1,484,962
CET1 Ratio		13.5%		13.6%
Tier 1 Capital Ratio		15.3%		15.4%
Total Capital Ratio		17.9%		17.6%
TLAC Ratio		29.9%		29.3%
Leverage Ratio		4.4%		4.4%
TLAC Leverage Ratio		8.5%		8.3%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.